Shareholder Report, Holdings (Details)	May 31, 2025
C000000142 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000142 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000142 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000142 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000142 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000142 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000142 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000142 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000142 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000142 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000142 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000142 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000000144 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000144 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000144 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000144 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000144 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000144 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000144 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000144 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000144 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000144 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000144 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000144 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000073393 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000073393 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073393 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000073393 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000073393 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073393 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073393 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073393 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000073393 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073393 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073393 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073393 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073393 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000130310 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000130310 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130310 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130310 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000130310 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130310 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130310 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130310 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130310 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130310 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130310 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130310 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130310 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000246537 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000246537 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246537 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000246537 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000246537 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246537 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000246537 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246537 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246537 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246537 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246537 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246537 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246537 [Member] | Net Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%